Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	Note	2024 US$m	2023 US$m
Cash at bank and in hand		2,330	1,843
Money market funds, reverse repurchase agreements and other cash equivalents		6,165	7,830
Total cash and cash equivalents per consolidated balance sheet		8,495	9,673
Bank overdrafts repayable on demand (unsecured)	20	(11)	(1)
Total cash and cash equivalents per consolidated cash flow statement		8,484	9,672